7. Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 7 - Fair Value of Financial Instruments

Financial assets and liabilities recorded at fair value in our consolidated balance sheets are categorized based upon a fair value hierarchy established by GAAP, which prioritizes the inputs used to measure fair value into the following levels:

Level 1— Quoted market prices in active markets for identical assets or liabilities at the measurement date.

Level 2— Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable and can be corroborated by observable market data.

Level 3— Inputs reflecting management’s best estimates and assumptions of what market participants would use in pricing assets or liabilities at the measurement date. The inputs are unobservable in the market and significant to the valuation of the instruments.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Financial assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value at December 31,	Fair Value Measurement at December 31, 2018
	2018	Level 1	Level 2	Level 3
Investment in Rio Silver equities	$70,609	$70,609	$–	$–

	Fair Value at December 31,	Fair Value Measurement at December 31, 2017
	2017	Level 1	Level 2	Level 3
Investment in Rio Silver equities	$109,532	$109,532	$–	$–

A summary of the activity of the derivative liability is shown below:

Balance December 31, 2016	119,500
Total losses (unrealized, realized) included in net loss	657,776
Reclassifications of derivative liability to APIC	(777,276)
Balance December 31, 2017	–
Convertible note discount from derivative liability	295,000
Warrant derivative liability	168,791
Resolution of derivative liability	(239,262)
Total losses (unrealized, realized) included in net loss	(224,529)
Balance December 31, 2018	–

A summary of the activity of the Investment in Rio Silver equities is shown below:

Balance December 31, 2016	$59,753
Total unrealized losses included in Other comprehensive loss	(8,518)
Purchases of Rio Silver equities	58,297
Balance December 31, 2017	109,532
Change in fair value	(38,923)
Balance December 31, 2018	$70,609

The carrying values for cash and cash equivalents, prepaid assets, accounts payable and accrued liabilities, related party line of credit and notes payable approximate their fair value due to their short-term maturities.